The UBS Funds

Prospectus Supplement

•	UBS Dynamic Alpha Fund
•	UBS Global Allocation Fund
•	UBS International Sustainable Equity Fund
•	UBS U.S. Large Cap Equity Fund
•	UBS U.S. Small Cap Growth Fund
•	UBS Municipal Bond Fund
•	UBS Total Return Bond Fund

August 8, 2017

Dear Investor,

The purpose of this supplement is to update certain information for The UBS Funds (the "Trust"). This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the funds through a single intermediary or category of multiple intermediaries.

Effective immediately, the Prospectus is hereby revised as follows:

The "Summary" section for each fund is revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses":

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Flexible pricing" on page 71 of the Prospectus is revised by replacing that section in its entirety with the following:

Each Fund offers three classes of shares—Class A, Class C and Class P. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in a fund, how long you plan to hold your fund shares, the expenses of the share class and whether you qualify for a reduction or waiver of an applicable sales charge. Class P shares are available only to certain types of investors.

Each fund has adopted a Rule 12b-1 plan for its Class A and Class C shares that allows it to pay service and (for Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

You may qualify for a waiver of certain sales charges on Class A and Class C shares. See "Sales charge waivers for Class A and Class C shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" below.

The availability of sales charge waivers and discounts may depend on the particular intermediary or type of account through which you purchase or hold fund shares.

The Funds' sales charge waivers and discounts disclosed below in this prospectus are available for qualifying purchases made directly from the principal underwriter and are generally available through financial intermediaries, unless otherwise specified in Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The sales charge waivers and discounts available through certain financial intermediaries are set forth in Appendix A to this prospectus, which may differ from those available for purchases made directly from the principal underwriter or certain other financial intermediaries. Please contact your financial intermediary for more information regarding sales charge waivers and discounts and the financial intermediary's related policies and procedures, including information regarding eligibility requirements for waivers or discounts that may be available to you.

The section captioned "Managing your fund account" and sub-captioned "Class C shares" on page 72 of the Prospectus is revised by replacing that section in its entirety with the following:

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets (0.50% of average net assets for UBS Municipal Bond Fund and UBS Total Return Bond Fund). Class C shares of each Fund also pay an annual 12b-1 service fee of 0.25% of average net assets. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% (0.75% for UBS Municipal Bond Fund and UBS Total Return Bond Fund), applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% (0.75% for UBS Municipal Bond Fund and UBS Total Return Bond Fund) by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

A shareholder currently holding Class C shares of a fund in a Merrill Lynch platform or account ("Merrill Advisory Program") may exchange such shares to Class A shares of the fund within the Merrill Advisory Program after a 10-year holding period. For information regarding related intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Sales charge waivers for Class A and Class C shares" on page 72 of the Prospectus is revised by replacing that section in its entirety with the following:

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions of Class A shares of any registered mutual fund for which UBS AM (US) or any of its affiliates serve as principal underwriter if you:

–  Originally paid a front-end sales charge on the shares; and

–  Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by or through:

2.  Employees of UBS Group AG ("UBS") and its subsidiaries and members of the employees' immediate families; and members of (and nominees to) the Board of Directors/Trustees (and former board members who retire from such boards after December 1, 2005) of any investment company for which UBS AM (US) or any of its affiliates serve as principal underwriter.

3.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

4.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

5.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in fund shares, or for otherwise participating in the program.

6.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

7.  Insurance company separate accounts.

8.  Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.

9.  Reinvestment of capital gains distributions and dividends.

10.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

11.  Broker-dealers or other financial institutions that have entered into an agreement with UBS AM (US)
to offer Class A shares through a no-load network or platform or self-directed investment brokerage accounts, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution.

12.  Customers of financial intermediaries that have a contractual arrangement with the distributor or investment advisor where such contract provides for the waiver of the front-end sales charge. Each such contractual arrangement with a financial intermediary is described in Appendix A to this prospectus.

Class A and Class C shares deferred sales charge waivers—The deferred sales charge will be waived for:
•  Redemptions of Class A shares by former holders of Class N shares of any UBS Fund;

•  Exchanges between Family Funds ("Family Funds" include the PACE Select funds, the UBS Funds, and other funds for which UBS AM (US) serves as principal underwriter), if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

• Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

–  are limited annually to no more than 12% of the original account value;

–  are made in equal monthly amounts, not to exceed 1% per month;

–  the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000;

•  Redemptions of shares purchased through certain retirement plans;

•  Redemptions made for distributions from certain retirement plans (accounts);

•  Broker-dealers or other financial institutions that have entered into an agreement with UBS AM (US) to offer Class A shares through a no-load network or platform or self-directed brokerage account, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution; and

•  Customers of financial intermediaries that have a contractual arrangement with the distributor or investment advisor where such contract provides for the waiver of the deferred sales charge. Each such contractual arrangement with a financial intermediary is described in Appendix A to this prospectus.

A contingent deferred sales charge applicable to Class A and Class C shares exchanged for Class P shares for traditional individual retirement accounts (IRAs), Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on a Merrill Lynch platform will be waived. With respect to such waiver, Merrill Lynch will pay a portion of the contingent deferred sales charge to UBS AM (US). Please ask your financial advisor if you are eligible for exchanging your Class A and/or Class C shares for Class P shares pursuant to these exchange features, which are described under "Managing your fund account—Exchanging shares" below.

For more information regarding intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Note on sales charge waivers for Class A and Class C shares" on page 74 of the Prospectus is revised by replacing that section in its entirety with the following:

Note on sales charge reductions and waivers for Class A and Class C shares
Additional information concerning sales charge reductions and waivers is available in the Funds' SAI and Appendix A to this prospectus. You are responsible for notifying your financial intermediary of any facts that may qualify you for a sales charge waiver or discount. If you think you qualify for any of the sales charge waivers described above, you may need to notify and/or provide certain documentation to UBS AM (US) or the funds. You will also need to notify UBS AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints.

Information you may need to provide to UBS AM (US) includes:

•  Information or records regarding shares of the Funds or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Funds or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any other information that may be necessary for UBS AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your Financial Advisor or call 1-800-647 1568. If you want information on the Funds' Automatic Cash Withdrawal Plan, see the SAI or contact your Financial Advisor. Also, information regarding the funds' distribution arrangements and applicable sales charge reductions and waivers is available free of charge on the funds' Web site at http://www.ubs.com/us/en/ asset_
management/individual_investors/mutual_fund.html.

For more information regarding intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Buying shares" on page 75 of the Prospectus is revised by adding the following as the last bullet point in that section:

• Merrill Lynch brokerage account holders who hold Class A or Class C shares of the funds and Merrill Lynch customers transferring external accounts to Merrill Lynch who hold Class A or Class C shares of the funds may exchange those Class A or Class C shares for Class P shares of the same fund to be held in a Merrill Advisory Program. Such exchanges will occur at the net asset value per share, without requiring any investment minimum to be met and without the imposition of any fees or other charges.

The section captioned "Managing your fund account" and sub-captioned "Exchanging shares" on page 79 of the Prospectus is revised by adding the following as the second to last paragraph of that section:

Merrill Lynch brokerage account holders who hold Class A or Class C shares of the funds and Merrill Lynch customers transferring external accounts to Merrill Lynch who hold Class A or Class C shares of the funds may exchange those Class A or Class C shares for Class P shares of the same fund to be held in a Merrill Advisory Program. Such exchanges will occur at the net asset value per share, without requiring any investment minimum to be met and without the imposition of any fees or other charges.

The following information is added as Appendix A to the Prospectus:

Appendix A

Intermediary-Specific Sales Charge Waivers and Discounts
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the funds or through a financial intermediary. Intermediaries identified in this Appendix A may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the funds or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the funds or through another intermediary to receive these waivers or discounts.

*****

Effective August 7, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this funds' prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family (fund family includes UBS Funds, UBS U.S. Allocation Fund and other funds for which UBS Asset Management (US) Inc. serves as principal underwriter))

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the funds, and employees of the funds' investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the funds' prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 ½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
There will be no CDSC charged on the sale of fund shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-909

The UBS Funds

Prospectus Supplement

•	UBS Emerging Markets Equity Fund

August 8, 2017

Dear Investor,

The purpose of this supplement is to update certain information for the UBS Emerging Markets Equity Fund series (the "Fund") of The UBS Funds (the "Trust"). This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the Fund through a single intermediary or category of multiple intermediaries.

Effective immediately, the Prospectus is hereby revised as follows:

The "Summary" section for the fund is revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses":

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Flexible pricing" on page 13 of the Prospectus is revised by replacing that section in its entirety with the following:

The Fund offers three classes of shares—Class A, Class C and Class P. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in a fund, how long you plan to hold your fund shares, the expenses of the share class and whether you qualify for a reduction or waiver of an applicable sales charge. Class P shares are available only to certain types of investors.

The Fund has adopted a Rule 12b-1 plan for its Class A and Class C shares that allows it to pay service and (for Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges.

You may qualify for a waiver of certain sales charges on Class A and Class C shares. See "Sales charge waivers for Class A and Class C shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" below.

The availability of sales charge waivers and discounts may depend on the particular intermediary or type of account through which you purchase or hold fund shares.

The Fund's sales charge waivers and discounts disclosed below in this prospectus are available for qualifying purchases made directly from the principal underwriter and are generally available through financial intermediaries, unless otherwise specified in Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The sales charge waivers and discounts available through certain financial intermediaries are set forth in Appendix A to this prospectus, which may differ from those available for purchases made directly from the principal underwriter or certain other financial intermediaries. Please contact your financial intermediary for more information regarding sales charge waivers and discounts and the financial intermediary's related policies and procedures, including information regarding eligibility requirements for waivers or discounts that may be available to you.

The section captioned "Managing your fund account" and sub-captioned "Class C shares" on page 13 of the Prospectus is revised by replacing that section in its entirety with the following:

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets as well as an annual 12b-1 service fee of 0.25% of average net assets. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

A shareholder currently holding Class C shares of the Fund in a Merrill Lynch platform or account ("Merrill Advisory Program") may exchange such shares to Class A shares of the Fund within the Merrill Advisory Program after a 10-year holding period. For information regarding related intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Sales charge waivers for Class A and Class C shares" on page 14 of the Prospectus is revised by replacing that section in its entirety with the following:

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions of Class A shares of any registered mutual fund for which UBS AM (US) or any of its affiliates serve as principal underwriter if you:

–  Originally paid a front-end sales charge on the shares; and

–  Reinvest the money within 60 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by or through:

2.  Employees of UBS Group AG ("UBS") and its subsidiaries and members of the employees' immediate families; and members of (and nominees to) the Board of Directors/Trustees (and former board members who retire from such boards after December 1, 2005) of any investment company for which UBS AM (US) or any of its affiliates serve as principal underwriter.

3.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

4.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

5.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in fund shares, or for otherwise participating in the program.

6.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

7.  Insurance company separate accounts.

8.  Shareholders of the Class N shares of any UBS fund who held such shares at the time they were redesignated as Class A shares.

9.  Reinvestment of capital gains distributions and dividends.

10.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

11.  Broker-dealers or other financial institutions that have entered into an agreement with UBS AM (US)
to offer Class A shares through a no-load network or platform or self-directed investment brokerage accounts, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution.

12.  Customers of financial intermediaries that have a contractual arrangement with the distributor or investment advisor where such contract provides for the waiver of the front-end sales charge. Each such contractual arrangement with a financial intermediary is described in Appendix A to this prospectus.

Class A and Class C shares deferred sales charge waivers—The deferred sales charge will be waived for:
•  Redemptions of Class A shares by former holders of Class N shares of any UBS Fund;

•  Exchanges between Family Funds ("Family Funds" include the PACE Select funds, the UBS Funds, and other funds for which UBS AM (US) serves as principal underwriter), if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

• Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

–  are limited annually to no more than 12% of the original account value;

–  are made in equal monthly amounts, not to exceed 1% per month;

–  the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000;

•  Redemptions of shares purchased through certain retirement plans;

•  Redemptions made for distributions from certain retirement plans (accounts);

•  Broker-dealers or other financial institutions that have entered into an agreement with UBS AM (US) to offer Class A shares through a no-load network or platform or self-directed brokerage account, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution; and

•  Customers of financial intermediaries that have a contractual arrangement with the distributor or investment advisor where such contract provides for the waiver of the deferred sales charge. Each such contractual arrangement with a financial intermediary is described in Appendix A to this prospectus.

A contingent deferred sales charge applicable to Class A and Class C shares exchanged for Class P shares for traditional individual retirement accounts (IRAs), Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on a Merrill Lynch platform will be waived. With respect to such waiver, Merrill Lynch will pay a portion of the contingent deferred sales charge to UBS AM (US). Please ask your financial advisor if you are eligible for exchanging your Class A and/or Class C shares for Class P shares pursuant to these exchange features, which are described under "Managing your fund account—Exchanging shares" below.

For more information regarding intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Note on sales charge waivers for Class A and Class C shares" on page 16 of the Prospectus is revised by replacing that section in its entirety with the following:

Note on sales charge reductions and waivers for Class A and Class C shares
Additional information concerning sales charge reductions and waivers is available in the Fund's SAI and Appendix A to this prospectus. You are responsible for notifying your financial intermediary of any facts that may qualify you for a sales charge waiver or discount. If you think you qualify for any of the sales charge waivers described above, you may need to notify and/or provide certain documentation to UBS AM (US) or the Fund. You will also need to notify UBS AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints.

Information you may need to provide to UBS AM (US) includes:

•  Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any other information that may be necessary for UBS AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your Financial Advisor or call 1-800-647 1568. If you want information on the Fund's Automatic Cash Withdrawal Plan, see the SAI or contact your Financial Advisor. Also, information regarding the Fund's distribution arrangements and applicable sales charge reductions and waivers is available free of charge on the Fund's Web site at http://www.ubs.com/us/en/ asset_management/individual_investors/mutual_fund.html.

For more information regarding intermediary-specific sales charge waivers and discounts, please refer to Appendix A to this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

The section captioned "Managing your fund account" and sub-captioned "Buying shares" on page 17 of the Prospectus is revised by adding the following as the last bullet point in that section:

• Merrill Lynch brokerage account holders who hold Class A or Class C shares of the Fund and Merrill Lynch customers transferring external accounts to Merrill Lynch who hold Class A or Class C shares of the Fund may exchange those Class A or Class C shares for Class P shares of the same fund to be held in a Merrill Advisory Program. Such exchanges will occur at the net asset value per share, without requiring any investment minimum to be met and without the imposition of any fees or other charges.

The section captioned "Managing your fund account" and sub-captioned "Exchanging shares" on page 20 of the Prospectus is revised by adding the following as the second to last paragraph of that section:

Merrill Lynch brokerage account holders who hold Class A or Class C shares of the Fund and Merrill Lynch customers transferring external accounts to Merrill Lynch who hold Class A or Class C shares of the Fund may exchange those Class A or Class C shares for Class P shares of the same fund to be held in a Merrill Advisory Program. Such exchanges will occur at the net asset value per share, without requiring any investment minimum to be met and without the imposition of any fees or other charges.

The following information is added as Appendix A to the Prospectus:

Appendix A

Intermediary-Specific Sales Charge Waivers and Discounts
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries identified in this Appendix A may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

*****

Effective August 7, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of fund purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family (fund family includes UBS Funds, UBS U.S. Allocation Fund and other funds for which UBS Asset Management (US) Inc. serves as principal underwriter))

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 ½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
There will be no CDSC charged on the sale of fund shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.